Document and Entity Information	Feb. 09, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2023
Entity Central Index Key	0001685040
Entity Registrant Name	Brighthouse Financial, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37905
Entity Tax Identification Number	81-3846992
Entity Address, Address Line One	11225 North Community House Road,
Entity Address, City or Town	Charlotte,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	980
Local Phone Number	365-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BHF
Security Exchange Name	NASDAQ
Depositary Shares, each representing a 1/1,000th interest in a share of 6.600% Non-Cumulative Preferred Stock, Series A
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 6.600% Non-Cumulative Preferred Stock, Series A
Trading Symbol	BHFAP
Security Exchange Name	NASDAQ
Depositary Shares, each representing a 1/1,000th interest in a share of 6.750% Non-Cumulative Preferred Stock, Series B
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 6.750% Non-Cumulative Preferred Stock, Series B
Trading Symbol	BHFAO
Security Exchange Name	NASDAQ
Depositary Shares, each representing a 1/1,000th interest in a share of 5.375% Non-Cumulative Preferred Stock, Series C
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 5.375% Non-Cumulative Preferred Stock, Series C
Trading Symbol	BHFAN
Security Exchange Name	NASDAQ
Depositary Shares, each representing a 1/1,000th interest in a share of 4.625% Non-Cumulative Preferred Stock, Series D
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 4.625% Non-Cumulative Preferred Stock, Series D
Trading Symbol	BHFAM
Security Exchange Name	NASDAQ
6.250% Junior Subordinated Debentures due 2058
Entity Listings [Line Items]
Title of 12(b) Security	6.250% Junior Subordinated Debentures due 2058
Trading Symbol	BHFAL
Security Exchange Name	NASDAQ